Cost and Expenses by Nature - Summary of Sales and Administrative Expenses (Parenthetical) (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shared-based payment	[1]	$ 384,566	$ 303,789	$ 142,123
IPO related services incurred		37,910
Expense recognized for IPO related services		28,432
Net proceeds to be capitalized from issuance of shares due to IPO		9,477
Options granted
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shared-based payment		244,352	152,113	24,892
Exit options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shared-based payment		$ 140,214	$ 151,676	$ 117,231

[1]	The share-based payment in 2023, 2022 and 2021 were comprised of Ps.244,352, Ps.152,113 and Ps.24,892, respectively, in respect of options granted under the Plan and Ps.140,214, Ps.151,676 and Ps.117,231 , respectively, in respect of Exit Options.